iShares
®
MSCI Global Metals & Mining Producers ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  20 .9%
BHP Group Ltd. .......................... 3,637,931 $ 99,544,607
BlueScope Steel Ltd. ...................... 314,276 5,006,207
Brazilian Rare Earths Ltd.
(a)
.................. 62,279 177,489
Champion Iron Ltd. ....................... 265,766 1,011,970
Deterra Royalties Ltd. ...................... 312,708 830,260
Develop Global Ltd.
(a)
...................... 187,039 457,222
Fortescue Ltd. ........................... 1,213,393 17,053,725
IGO Ltd.
(a)
.............................. 486,209 2,160,726
Iluka Resources Ltd. ....................... 308,177 1,302,934
Imdex Ltd. ............................. 364,910 818,997
IperionX Ltd.
(a) (b)
.......................... 207,742 696,915
Leo Lithium Ltd.
(c)
......................... 1,454,959 10
Liontown Resources Ltd.
(a) (b)
................. 1,368,856 1,288,559
Lynas Rare Earths Ltd.
(a) (b)
................... 649,068 6,187,297
Mineral Resources Ltd.
(a) (b)
................... 127,900 4,123,131
Nickel Industries Ltd. ...................... 1,555,205 739,796
Perenti Ltd. ............................. 604,100 1,160,242
PLS Group Ltd.
(a)
......................... 2,306,823 6,139,776
Rio Tinto Ltd. ........................... 265,987 23,073,494
Sandfire Resources Ltd.
(a)
................... 328,637 3,394,619
Sims Ltd. .............................. 118,188 1,324,326
South32 Ltd. ............................ 3,224,060 6,831,614
Stanmore Resources Ltd. ................... 263,830 397,798
Vulcan Energy Resources Ltd.
(a) (b)
.............. 109,567 431,765
Vulcan Steel Ltd.
(b)
........................ 53,110 252,123
WA1 Resources Ltd.
(a)
..................... 37,237 394,057
184,799,659
a
Austria  —  0 .4%
voestalpine AG .......................... 76,795 3,318,518
a
Belgium  —  0 .2%
Bekaert SA ............................. 24,141 1,034,860
Viohalco SA ............................ 36,548 420,436
1,455,296
a
Brazil  —  3 .8%
Cia Siderurgica Nacional SA ................. 430,647 686,570
Vale SA ............................... 2,601,866 32,809,389
33,495,959
a
Canada  —  7 .4%
Almonty Industries, Inc.
(a)
................... 113,380 775,636
Altius Minerals Corp. ...................... 28,644 818,254
Americas Gold & Silver Corp.
(a)
............... 156,574 698,026
Capstone Copper Corp.
(a) (b)
.................. 587,947 5,200,204
Collective Mining Ltd.
(a) (b)
.................... 39,657 452,915
ERO Copper Corp.
(a) (b)
..................... 70,244 1,783,432
First Quantum Minerals Ltd.
(a)
................ 508,071 11,510,628
Foran Mining Corp.
(a) (b)
..................... 204,399 616,510
Hudbay Minerals, Inc. ...................... 283,387 4,806,091
Ivanhoe Electric, Inc.
(a)
..................... 66,617 953,289
Ivanhoe Mines Ltd. , Class A
(a) (b)
............... 559,408 5,844,472
Labrador Iron Ore Royalty Corp.
(b)
............. 45,808 978,802
Lithium Americas Corp.
(a) (b)
.................. 159,500 897,113
Lundin Mining Corp. ....................... 490,737 9,186,504
LunR Royalties Corp.
(a) (c) (d)
................... 24,059 24,792
Major Drilling Group International, Inc.
(a) (b)
........ 57,281 535,325
NGEx Minerals Ltd.
(a) (b)
..................... 96,494 1,708,298
NioCorp Developments Ltd.
(a)
................. 80,351 502,997
Sigma Lithium Corp.
(a) (b)
.................... 46,750 528,742
Solaris Resources, Inc.
(a)
.................... 64,459 507,849
Taseko Mines Ltd.
(a)
....................... 257,901 1,361,987
Security Shares Value
a
Canada (continued)
Teck Resources Ltd. , Class B ................ 327,617 $ 14,049,939
Trilogy Metals, Inc.
(a) (b)
...................... 77,051 329,778
Vizsla Silver Corp.
(a) (b)
...................... 238,419 1,209,625
65,281,208
a
Chile  —  0 .0%
CAP SA
(a)
.............................. 46,961 327,196
a
China  —  4 .3%
Aluminum Corp. of China Ltd. , Class A .......... 561,365 838,390
Aluminum Corp. of China Ltd. , Class H .......... 2,674,000 3,616,697
Baoshan Iron & Steel Co. Ltd. , Class A .......... 927,693 953,075
China Hongqiao Group Ltd. .................. 2,044,500 8,149,252
China Nonferrous Mining Corp. Ltd.
(b)
........... 980,000 1,889,526
China Northern Rare Earth Group High-Tech Co. Ltd. ,
Class A .............................. 153,570 979,362
China Rare Earth Resources And Technology Co. Ltd. ,
Class A
(a)
............................. 45,400 301,333
Citic Pacific Special Steel Group Co. Ltd. , Class A ... 151,500 325,272
CMOC Group Ltd. , Class A .................. 748,700 1,730,956
CMOC Group Ltd. , Class H .................. 2,670,000 5,572,939
Guangdong HEC Technology Holding Co. Ltd. , Class
A
(a)
................................. 127,300 382,707
Henan Shenhuo Coal Industry & Electricity Power Co.
Ltd. , Class A .......................... 96,000 334,280
Huaibei Mining Holdings Co. Ltd. , Class A ........ 112,400 195,868
Hunan Valin Steel Co. Ltd. , Class A ............. 299,600 236,775
Inner Mongolia BaoTou Steel Union Co. Ltd. , Class A . 1,924,821 663,525
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. ,
Class A .............................. 75,100 369,138
Jiangxi Copper Co. Ltd. , Class A .............. 88,225 469,019
Jiangxi Copper Co. Ltd. , Class H .............. 739,000 2,925,795
Jinduicheng Molybdenum Co. Ltd. , Class A ....... 137,600 271,946
Maanshan Iron & Steel Co. Ltd. , Class H
(a)
........ 988,000 317,824
MMG Ltd.
(a)
............................. 3,043,600 2,718,038
Shandong Nanshan Aluminum Co. Ltd. , Class A .... 498,630 333,237
Shanjin International Gold Co. Ltd. , Class A ....... 123,640 372,632
Shougang Fushan Resources Group Ltd.
(b)
....... 1,504,000 562,751
Tiangong International Co. Ltd.
(b)
.............. 970,000 392,582
Tianshan Aluminum Group Co. Ltd. , Class A ....... 193,760 351,552
Tongling Nonferrous Metals Group Co. Ltd. , Class A . 558,300 404,480
Wanguo Gold Group Ltd.
(b)
.................. 768,000 785,198
Western Mining Co. Ltd. , Class A .............. 102,200 334,046
Western Superconducting Technologies Co. Ltd. , Class
A .................................. 27,213 255,421
Xiamen Tungsten Co. Ltd. , Class A ............. 67,899 331,848
Xinjiang Xinxin Mining Industry Co. Ltd. , Class H .... 542,000 143,833
Yunnan Aluminium Co. Ltd. , Class A ............ 149,600 525,560
38,034,857
a
Finland  —  0 .1%
Outokumpu OYJ ......................... 270,867 1,273,887
a
France  —  1 .8%
APERAM SA ............................ 31,549 1,216,270
ArcelorMittal SA .......................... 336,082 14,565,345
Eramet SA
(b)
............................ 6,039 376,165
16,157,780
a
Germany  —  0 .9%
Aurubis AG
(b)
............................ 22,543 3,118,349
Salzgitter AG ............................ 17,224 712,446
thyssenkrupp AG ......................... 356,532 3,901,071
7,731,866
a

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI Global Metals & Mining Producers ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Hong Kong  —  0 .1%
China Metal Recycling Holdings Ltd.
(a) (c)
.......... 132,000 $ —
Jiaxin International Resources Investment Ltd.
(a)
.... 64,400 293,643
Jinchuan Group International Resources Co. Ltd.
(a) (b) (c)
2,398,000 167,553
461,196
a
India  —  5 .4%
APL Apollo Tubes Ltd. ..................... 129,263 2,490,018
Godawari Power and Ispat Ltd. ............... 170,955 451,597
Gravita India Ltd. ......................... 23,652 483,644
Hindalco Industries Ltd. .................... 966,123 8,770,380
Hindustan Copper Ltd. ..................... 209,334 768,120
Jai Balaji Industries Ltd.
(a)
................... 131,577 101,468
Jindal Saw Ltd. .......................... 160,950 293,747
Jindal Stainless Ltd. ....................... 235,536 2,037,780
Jindal Steel Ltd. .......................... 255,356 2,990,784
JSW Steel Ltd. .......................... 438,059 5,702,258
Kirloskar Ferrous Industries Ltd. ............... 46,036 255,044
Maharashtra Seamless Ltd. .................. 28,435 187,523
Mishra Dhatu Nigam Ltd.
(e)
.................. 31,277 115,409
MOIL Ltd. .............................. 44,340 168,489
National Aluminium Co. Ltd. .................. 591,541 1,725,344
NMDC Ltd. ............................. 2,200,287 1,824,629
NMDC Steel Ltd.
(a)
........................ 539,972 253,497
PTC Industries Ltd.
(a)
...................... 3,512 713,688
Ramkrishna Forgings Ltd. ................... 57,808 356,463
Ratnamani Metals & Tubes Ltd. ............... 19,994 530,338
Sandur Manganese & Iron Ores Ltd. (The) ........ 82,152 196,662
Sarda Energy & Minerals Ltd. ................ 61,710 338,555
Surya Roshni Ltd. ........................ 47,363 139,715
Tata Steel Ltd. , GDR
(f)
...................... 3,562 67,322
Tata Steel Ltd. ........................... 5,331,595 10,041,214
Usha Martin Ltd. ......................... 109,173 524,429
Vedanta Ltd. ............................ 980,669 5,787,577
Welspun Corp. Ltd. ....................... 65,637 630,398
47,946,092
a
Indonesia  —  1 .0%
Amman Mineral Internasional PT
(a)
............. 10,391,812 4,121,956
Bumi Resources Minerals Tbk PT
(a)
............. 40,617,500 2,385,243
Merdeka Copper Gold Tbk PT
(a)
............... 6,970,286 956,002
Petrosea Tbk PT ......................... 2,155,800 1,296,209
Vale Indonesia Tbk PT ..................... 1,548,000 355,490
9,114,900
a
Japan  —  5 .5%
Aichi Steel Corp. ......................... 21,500 403,303
Daido Steel Co. Ltd. ....................... 93,400 946,060
Dowa Holdings Co. Ltd. .................... 37,900 1,476,728
JFE Holdings, Inc. ........................ 412,300 5,058,168
JX Advanced Metals Corp. .................. 398,400 4,266,889
Kobe Steel Ltd. .......................... 253,900 3,175,984
Kyoei Steel Ltd. .......................... 13,300 203,298
Maruichi Steel Tube Ltd. .................... 126,200 1,166,006
Mitsubishi Materials Corp. ................... 88,900 1,784,067
Mitsui Kinzoku Co. Ltd. ..................... 41,000 4,690,807
Nippon Light Metal Holdings Co. Ltd. ............ 39,840 626,455
Nippon Steel Corp. ........................ 3,464,925 13,982,351
Nittetsu Mining Co. Ltd. ..................... 31,700 370,724
Osaka Steel Co. Ltd.
(b)
..................... 9,700 177,197
Sumitomo Metal Mining Co. Ltd. ............... 176,700 5,812,164
Tokyo Steel Manufacturing Co. Ltd. ............. 38,300 353,866
UACJ Corp. ............................ 106,552 1,408,600
Yamato Kogyo Co. Ltd. ..................... 27,100 1,813,349
Security Shares Value
a
Japan (continued)
Yodoko Ltd. ............................ 75,700 $ 639,566
48,355,582
a
Malaysia  —  0 .5%
Press Metal Aluminium Holdings Bhd ........... 2,656,800 4,317,418
a
Mexico  —  2 .2%
Grupo Mexico SAB de CV , Series B ............ 2,226,821 19,332,131
a
Netherlands  —  0 .2%
AMG Critical Materials N.V. .................. 22,166 682,686
Constellium SE , Class A
(a)
................... 89,982 1,512,597
2,195,283
a
Norway  —  0 .8%
Norsk Hydro ASA ......................... 992,352 7,112,685
a
Peru  —  1 .3%
Cia de Minas Buenaventura SAA , ADR .......... 119,035 2,949,687
Southern Copper Corp. ..................... 64,556 8,700,858
11,650,545
a
Poland  —  0 .9%
Grupa Kety SA .......................... 7,054 1,859,616
Jastrzebska Spolka Weglowa SA
(a) (b)
............ 36,952 241,355
KGHM Polska Miedz SA
(a)
................... 100,313 5,818,794
7,919,765
a
Qatar  —  0 .1%
Qatar Aluminum Manufacturing Co. ............. 2,032,612 855,194
a
Russia  —  0 .0%
Alrosa PJSC
(a) (c)
.......................... 2,886,002 372
GMK Norilskiy Nickel PAO
(a) (c)
................ 47,600 —
Novolipetsk Steel PJSC
(a) (c)
.................. 11,120 1
Severstal PAO
(a) (c)
........................ 233,400 30
United Co. RUSAL International PJSC
(a) (c)
........ 3,450,000 445
848
a
Saudi Arabia  —  1 .9%
Advanced Building Industries Co.
(a)
............. 20,944 189,915
Al Masane Al Kobra Mining Co. ............... 25,796 546,010
East Pipes Integrated Co. for Industry ........... 10,759 385,272
Saudi Arabian Mining Co.
(a)
.................. 975,243 15,864,116
Saudi Steel Pipe Co. ...................... 14,820 169,299
17,154,612
a
South Africa  —  3 .8%
African Rainbow Minerals Ltd. ................ 74,768 780,798
Impala Platinum Holdings Ltd. ................ 648,004 8,155,211
Northam Platinum Holdings Ltd. ............... 258,012 4,602,078
Sibanye Stillwater Ltd.
(a) (b)
................... 2,028,183 6,692,919
Valterra Platinum Ltd. ...................... 190,088 13,200,789
33,431,795
a
South Korea  —  1 .8%
Hyundai Steel Co. ........................ 61,775 1,272,666
Korea Zinc Co. Ltd. ....................... 2,770 2,538,266
Poongsan Corp. ......................... 12,117 819,714
POSCO Holdings, Inc. ..................... 52,132 11,001,235
SeAH Besteel Holdings Corp. ................ 11,220 212,896
SeAH Steel Holdings Corp. .................. 1 96
15,844,873
a
Spain  —  0 .2%
Acerinox SA ............................ 133,862 1,892,903
a

iShares
®
MSCI Global Metals & Mining Producers ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Sweden  —  1 .8%
Alleima AB ............................. 134,878 $ 1,172,197
Boliden AB
(a)
............................ 203,653 9,772,442
Granges AB ............................ 76,066 1,113,022
SSAB AB , Class A ........................ 156,264 1,124,800
SSAB AB , Class B ........................ 451,834 3,173,455
16,355,916
a
Taiwan  —  1 .1%
Century Iron & Steel Industrial Co. Ltd. .......... 120,000 538,497
China Steel Corp. ........................ 8,432,612 4,909,342
Chung Hung Steel Corp.
(a)
................... 624,000 297,716
EVERGREEN Steel Corp. ................... 133,000 500,592
Feng Hsin Steel Co. Ltd. .................... 309,918 620,132
Gloria Material Technology Corp. .............. 316,000 319,940
TA Chen Stainless Pipe ..................... 1,374,721 1,626,433
Tung Ho Steel Enterprise Corp. ............... 337,700 734,154
Yieh Phui Enterprise Co. Ltd.
(a)
................ 647,831 307,655
9,854,461
a
Turkey  —  0 .2%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret
A.S.
(a) (b)
.............................. 19,074 198,869
Eregli Demir ve Celik Fabrikalari TAS ........... 2,489,854 1,399,388
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. ,
Class D
(a) (b)
........................... 546,651 323,312
TR Anadolu Metal Madencilik Isletmeleri A.S.
(a) (b)
.... 129,074 287,491
2,209,060
a
United Kingdom  —  15 .3%
Anglo American PLC ...................... 801,903 30,308,138
Antofagasta PLC ......................... 282,556 10,331,518
ATALAYA MINING COPPER SA ............... 70,596 664,929
Glencore PLC
(a)
.......................... 7,202,647 34,429,780
Hill & Smith PLC ......................... 56,980 1,703,796
Rio Tinto PLC ........................... 808,292 58,037,244
135,475,405
a
United States  —  15 .3%
Alcoa Corp. ............................. 185,520 7,743,605
Alpha Metallurgical Resources, Inc.
(a)
........... 7,997 1,273,202
American Battery Technology Co.
(a)
............. 84,583 316,340
Century Aluminum Co.
(a) (b)
................... 40,703 1,219,869
Cleveland-Cliffs, Inc.
(a) (b)
.................... 408,049 5,320,959
Commercial Metals Co. ..................... 80,199 5,115,092
Compass Minerals International, Inc.
(a)
........... 25,658 487,245
Freeport-McMoRan, Inc. .................... 1,027,933 44,180,560
Kaiser Aluminum Corp. ..................... 11,509 1,105,439
Materion Corp.
(b)
......................... 14,803 1,808,779
Metallus, Inc.
(a)
.......................... 27,701 468,424
MP Materials Corp. , Class A
(a) (b)
............... 101,515 6,288,854
Nucor Corp. ............................ 164,242 26,194,957
Ramaco Resources, Inc. , Class A
(a)
............. 27,665 434,064
Reliance, Inc. ........................... 37,680 10,524,778
Ryerson Holding Corp. ..................... 20,274 464,883
Steel Dynamics, Inc. ....................... 100,197 16,816,063
SunCoke Energy, Inc. ...................... 61,714 402,375
TMC the metals Co., Inc.
(a) (b)
................. 146,171 1,017,350
U.S. Antimony Corp.
(a)
...................... 84,583 516,802
USA Rare Earth, Inc. , Class A
(a) (b)
.............. 32,625 438,806
Security Shares Value
a
United States (continued)
Warrior Met Coal, Inc. ...................... 37,585 $ 2,942,530
Worthington Steel, Inc. ..................... 23,281 785,734
135,866,710
a
Total Common Stocks — 99.2%
(Cost: $ 844,428,506 ) ................................ 879,223,600
a
Preferred Stocks
Brazil  —  0 .6%
Bradespar SA , Preference Shares , NVS ......... 180,223 652,643
Cia de Ferro Ligas da Bahia FERBASA , Preference
Shares , NVS .......................... 109,867 144,490
Gerdau SA , Preference Shares , NVS ........... 928,440 3,334,338
Metalurgica Gerdau SA , Preference Shares , NVS ... 451,765 936,901
Usinas Siderurgicas de Minas Gerais SA Usiminas ,
Class A, Preference Shares , NVS
(a)
........... 323,026 328,603
5,396,975
a
Russia  —  0 .0%
Mechel PJSC , Preference Shares , NVS
(a) (c)
....... 96,000 12
a
Total Preferred Stocks — 0.6%
(Cost: $ 4,630,490 ) .................................. 5,396,987
a
Total Long-Term Investments — 99.8%
(Cost: $ 849,058,996 ) ................................ 884,620,587
a
Short-Term Securities
Money Market Funds  —  4 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.11%
(g) (h) (i)
...................... 34,532,861 34,550,128
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.94%
(g) (h)
............................ 676,683 676,683
a
Total Short-Term Securities — 4.0%
(Cost: $ 35,225,711 ) ................................. 35,226,811
Total Investments —  103.8%
(Cost: $ 884,284,707 ) ................................ 919,847,398
Liabilities in Excess of Other Assets — ( 3 .8 ) % ............... (34,057,943)
Net Assets — 100.0% ................................. $ 885,789,455
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $24,792, representing less than 0.05% of its net assets as of period end, and an original cost of $10,337.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI Global Metals & Mining Producers ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 11,004,168  $ 23,546,673
(a)
$ —  $ (945) $ 232  $ 34,550,128  34,532,861  $ 66,623
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 790,000  —  (113,317)
(a)
—  —  676,683  676,683  12,672  —
$ (945) $ 232
$ 35,226,811
$ 79,295  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 1 12/19/25 $ 95 $ 1,860
MSCI Emerging Markets Index ............................................................. 8 12/19/25 551 4,627
$ 6,487

iShares
®
MSCI Global Metals & Mining Producers ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 270,099,122  $ 608,931,275  $ 193,203  $ 879,223,600
Preferred Stocks ......................................... 5,396,975  —  12  5,396,987
Short-Term Securities
Money Market Funds ...................................... 35,226,811  —  —  35,226,811
$ 310,722,908  $ 608,931,275  $ 193,215  $ 919,847,398
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 6,487  $ —  $ —  $ 6,487
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVS Non-Voting Shares
PJSC Public Joint Stock Company
Fair Value Hierarchy as of Period End (continued)